Portfolio of Investments (unaudited)
As of January 31, 2023
abrdn Australia Equity Fund, Inc.

Shares	Description	Industry and Percentage of Net Assets	Value
COMMON STOCKS—106.2%
AUSTRALIA—97.6%
289,813	ANZ Group Holdings Ltd.	Banks—3.7%	$ 5,157,625
95,000	Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure—1.7%	2,293,606
54,800	ASX Ltd.	Capital Markets—1.9%	2,681,645
1,765,800	Beach Energy Ltd.	Oil, Gas & Consumable Fuels—1.4%	1,897,505
464,600	BHP Group Ltd.	Metals & Mining—11.7%	16,271,282
221,300	Charter Hall Group, REIT	Equity Real Estate Investment Trusts (REITs)—1.6%	2,179,048
25,210	Cochlear Ltd.	Health Care Equipment & Supplies—2.7%	3,808,642
163,200	Commonwealth Bank of Australia	Banks—9.2%	12,739,729
54,300	CSL Ltd.	Biotechnology—8.3%	11,465,468
157,100	Elders Ltd.	Food Products—0.8%	1,081,580
511,100	Endeavour Group Ltd.	Food & Staples Retailing—1.7%	2,399,900
292,340	Goodman Group	Equity Real Estate Investment Trusts (REITs)—3.0%	4,169,813
172,300	IDP Education Ltd.	Diversified Consumer Services—2.8%	3,834,268
571,700	Insurance Australia Group Ltd.	Insurance—1.4%	1,985,384
62,590	James Hardie Industries PLC	Construction Materials—1.0%	1,404,427
43,250	Macquarie Group Ltd.	Capital Markets—4.2%	5,769,936
972,600	Medibank Pvt Ltd.	Insurance—1.5%	2,026,201
234,200	Megaport Ltd.(a)	IT Services—0.7%	974,094
534,700	Metcash Ltd.	Food & Staples Retailing—1.1%	1,584,540
1,643,100	Mirvac Group	Equity Real Estate Investment Trusts (REITs)—1.9%	2,654,606
376,600	National Australia Bank Ltd.	Banks—6.1%	8,497,651
482,400	Northern Star Resources Ltd.	Metals & Mining—3.1%	4,298,435
108,200	OZ Minerals Ltd.	Metals & Mining—1.5%	2,143,101
875,500	Pilbara Minerals Ltd.(a)	Metals & Mining—2.2%	2,978,379
51,700	Pro Medicus Ltd.	Health Care Technology—1.8%	2,469,125
666,600	Region RE Ltd.	Equity Real Estate Investment Trusts (REITs)—0.9%	1,279,135
77,980	Rio Tinto PLC	Metals & Mining—4.4%	6,105,930
1,833,200	Telstra Group Ltd.	Diversified Telecommunication Services—3.8%	5,298,283
84,080	Wesfarmers Ltd.	Multiline Retail—2.1%	2,964,383
281,205	Woodside Energy Group Ltd.	Oil, Gas & Consumable Fuels—5.2%	7,281,486
225,440	Woolworths Group Ltd.	Food & Staples Retailing—4.2%	5,761,670
	Total Australia		135,456,877
NEW ZEALAND—7.0%
554,840	Auckland International Airport Ltd.(a)	Transportation Infrastructure—2.2%	3,041,122
499,400	Mercury NZ Ltd.	Electric Utilities—1.4%	1,935,233
620,400	Spark New Zealand Ltd.	Diversified Telecommunication Services—1.5%	2,108,629
48,000	Xero Ltd.(a)	Software—1.9%	2,645,590
	Total New Zealand		9,730,574
UNITED STATES—1.6%
97,400	ResMed, Inc., GDR	Health Care Equipment & Supplies—1.6%	2,226,182
	Total Common Stocks		147,413,633
SHORT-TERM INVESTMENT—0.0%
UNITED STATES—0.0%
21,628	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.18%(b)		21,628
	Total Short-Term Investment		21,628
	Total Investments—106.2% (cost $122,614,562)		147,435,261
	Liabilities in Excess of Other Assets—(6.2%)		(8,560,640)
	Net Assets—100.0%		$138,874,621

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2023.

See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of January 31, 2023
abrdn Australia Equity Fund, Inc.

GDR	Global Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
January 31, 2023 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Directors (the "Board") designated the abrdn Australia Limited (formerly, Aberdeen Standard Investments Australia Limited), the Fund's investment adviser (the "Investment Adviser"), as the valuation designee ("Valuation Designee") to perform the fair value determinations relating to Fund investments for which market quotations are not readily available.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official closing price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.
Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value (“NAV”). Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Investment Adviser as Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Investment Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
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